Summarized Financial Information for KMP (Details) (KMP [Member], USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
KMP [Member]
Summarized Kinder Morgan Energy Partners, L.P. Income Statement Information [Abstract]
Revenues					$ 7,889.0		$ 7,738.8		$ 6,697.3
Operating costs, expenses and other					6,331.7	[1]	6,278.8	[1]	5,329.9	[1]
Operating income					1,557.3		1,460.0		1,367.4
Income from continuing operations					1,066.9		1,091.9		1,035.8
Discontinued operations					201.5	[2]	235.2	[2]	248.0	[2]
Net income					1,268.4		1,327.1		1,283.8
Net income attributable to KMP					1,257.8		1,316.3		1,267.5
General Partner's interest in income from continuing operations					1,173.0	[3]	882.5	[3]	933.3	[3]
General Partner's interest in income from discontinued operations					2.0		2.4		2.5
Limited Partner's interest in income from continuing operations					(114.7)		201.0		88.7
Limited Partner's interest in (loss) income from discontinued operations					197.5		230.4		243.0
KMP's increase in expense associated with rate case liability adjustments		165.0		158.0	168.2		172.0
KMP's loss on remeasurement of previously held equity interest in KinderHawk	167.2				167.2
KMP's previously held equity interest in Kinderhawk (in hundredths)	50.00%				50.00%
Special bonus expense allocated to KMP			87.1		87.1
KMP's increase in expense associated with rights-of-way lease payment liability adjustments	69.3				60.0
Total waived incentive distribution to KMP's General Partner							179.4
Waived incentive distribution to KMP's General Partner resulting from ICT Distribution							168.3
Waived incentive distribution to KMP's General Partner related to KMP equity issued to finance business acquisition					28.4		11.1
Summarized Kinder Morgan Energy Partners, L.P. Balance Sheet Information [Abstract]
Current assets					1,575.4		1,286.7
Noncurrent assets					22,527.3		20,574.4
Current liabilities					3,119.1		2,764.2
Noncurrent liabilities					13,379.7		11,804.4
KMP's capital					7,507.6		7,210.7
Noncontrolling interests					$ 96.3		$ 81.8

[1]	2011 amount includes (i) a $168.2 million increase in expense associated with rate case liability adjustments; (ii) a $167.2 million loss from the remeasurement of KMP's previously held 50% equity interest in KinderHawk Field Services LLC to fair value; (iii) $87.1 million related to a special bonus expense to non-senior management employees allocated to KMP from KMI; however, we and KMP do not have any obligation, nor did we or KMP pay any amounts related to this compensation expense; and (iv) a $60.0 million increase in expense associated with rights-of-way lease payment liability adjustments for periods prior to 2011. 2010 amount includes a $172.0 million increase in expense associated with rate case liability adjustments.
[2]	Represents amounts attributable to KMP's FTC Natural Gas Pipelines disposal group.
[3]	2011 amount includes a waived incentive of $28.4 million related to common units issued to finance a portion of KMP's May 2010 KinderHawk Field Services LLC acquisition. 2010 amount includes a reduced incentive amount of $179.4 million including (i) $168.3 million due to a portion of KMP's available cash distribution for the second quarter of 2010 being a distribution of cash from interim capital transactions, rather than a distribution of cash from operations; and (ii) a waived incentive of $11.1 million related to KMP common units issued to finance a portion of KMP's May 2010 KinderHawk acquisition.